Capitalized Software Development Costs, Net	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET
NOTE 6:-	CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs for the years ended December 31, 2019 and 2020 were as follows:

	Year ended December 31,
	2019	2020

Balance at the beginning of the year	$22,434	$23,953

Capitalization	5,665	5,798
Amortization	(5,668)	(6,558)
Functional currency translation adjustments	1,522	1,169

Balance at year end	$23,953	$24,362

Amortization of capitalized software development costs for 2018, 2019 and 2020, was $4,859, $5,668 and $6,558, respectively. Amortization expense is included in cost of revenues.